UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, NY 10591
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Internet Fund

	Shares	Value
COMMON STOCKS - 90.65%+
Capital Markets - 0.27%+
LaBranche & Co Inc. *	88,000	$411,840
Aerospace & Defense - 4.63%+
CACI International, Inc. - Class A *	140,000	7,152,600
Air Freight & Logistics - 2.45%+
Expeditors International of Washington, Inc.	80,000	3,784,000
Asian Exchanges - 9.40%+
Hong Kong Exchanges & Clearing Limited	244,000	7,457,618
Osaka Securities Exchange Co., Ltd.	144	636,852
Singapore Exchange Limited	740,000	6,426,119
		14,520,589
Asset Management - 0.54%+
US Global Investors, Inc. - Class A (1)	44,000	836,880
Capital Markets - 0.17%+
Collins Stewart Plc *	4,000	16,818
Penson Worldwide, Inc. *	2,000	36,960
State Street Corporation	2,000	136,320
SWS Group, Inc.	2,000	35,380
Tullett Prebon plc *	4,000	35,314
		260,792
Commercial Services & Supplies - 3.76%+
Comdisco Holding Company, Inc. (1)	194,400	2,293,920
Ritchie Bros Auctioneers, Incorporated (1)	54,000	3,515,400
		5,809,320
Computers & Peripherals - 0.20%+
Apple, Inc. *	2,000	307,080

Derivative Exchanges - 4.94%+
IntercontinentalExchange Inc. *	32,000	4,860,800
Nymex Holdings, Inc. (1)	12,200	1,588,196
International Securities Exchange, Inc.	18,000	1,196,460
		7,645,456
Diversified Consumer Services - 0.20%+
Apollo Group, Inc. - Class A *	2,000	120,300
Sotheby's Holdings, Inc. - Class A	4,000	191,160
		311,460
Diversified Financial Services - 4.00%+
Cme Group, Inc.	10,525	6,181,859
Groupe Bruxelles Lambert S.A. *	2,000	57
		6,181,916
Diversified Telecommunication Services - 0.07%+
XO Holdings Inc. *	30,000	102,000
European Exchanges - 2.10%+
Bolsas Y Mercados Espanoles *	6,000	372,514
Deutsche Boerse AG	4,000	544,710
Hellenic Exchanges S.A. Holding	4,000	128,335
London Stock Exchange Group PLC *	42,352	1,423,691
OMX AB	18,000	780,714
		3,249,964
Holding Company - 13.72%+
Groupe Bruxelles Lambert S.A.	22,000	2,668,397
Leucadia National Corporation	384,250	18,528,535
		21,196,932
Hotels Restaurants & Leisure - 1.36%+
Icahn Enterprises LP	18,000	2,098,800
Internet & Catalog Retail - 0.19%+
eBay, Inc. *	6,000	234,120
IAC/InterActiveCorp *	1,000	29,670
Overstock.com, Inc. * (1)	1,000	28,800
		292,590
Internet Software & Services - 0.73%+
Baidu.com, Inc. - ADR *	400	115,860
Google Inc. - Class A *	1,800	1,021,086
		1,136,946
IT Services - 10.49%+
CheckFree Corporation *	240,000	11,169,600
ManTech International Corporation - Class A *	140,000	5,037,200
		16,206,800
Leisure Equipment & Products - 0.00%+
Marvel Entertainment, Inc. *	322	7,548
Media - 18.47%+
DreamWorks Animation SKG, Inc. - Class A *	92,000	3,074,640
Gemstar-TV Guide International, Inc. *	600,000	4,176,000
Getty Images, Inc. *	34,600	963,264
Harris Interactive, Inc. *	222,000	956,820
Liberty Global, Inc. - Series C *	182,707	7,063,453
Liberty Global, Inc. - Class A *	120,257	4,932,942
PrimaCom AG - ADR *	610,000	4,250,541
Voyager Learning Co. *	5,000	41,150
The Walt Disney Company	1,380	47,458
The Washington Post Company - Class B	3,600	2,890,080
XM Satellite Radio Holdings, Inc. - Class A *	10,000	141,700
		28,538,048
Other Exchanges - 1.09%+
Australian Stock Exchange Limited	12,000	572,341
JSE Limited *	54,000	627,059
TSX Group Inc.	10,000	482,582
		1,681,982
Security Brokers, Dealers, And Flotation Companies - 0.05%+
GFI Group, Inc. *	1,000	86,120

U.S. Equity Exchanges - 11.82%+
Nasdaq Stock Market Inc. *	180,000	6,782,400
NYSE Euronext	145,095	11,487,171
		18,269,571

Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corp - Class A *	149,890	2,248
TOTAL COMMON STOCKS (Cost $71,859,630)		$140,091,482

PREFERRED STOCKS - 0.03%+
Adelphia Recovery Trust *(1)
(cost $583,300)	4,878,645	$48,786

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.20%+
Diversified Telecommunication Services - 1.20%+
Level 3 Communications, Inc., CLB
6.000%, 03/15/2010	$2,000,000	1,855,000
Media - 0.00%+
Adelphia Communications Corp. (1)
6.000%, 02/15/2006, Acquired on 2/10/2004 at
$200,000 (Default Effective 8/12/2002)	200,000	848
TOTAL CONVERTIBLE BONDS (cost $1,576,138)		$1,855,848

	Shares	Value
RIGHTS - 0.73%+
Commercial Services & Supplies - 0.73%+
Comdisco Holding Company, Inc.-Rights
Expiration Date: 12/31/2050, Strike Price $1.00#
(cost $3,253,775)	12,240,699	$1,126,144

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.57%+
US Government Agency Issues - 6.54%+
Federal Home Loan Bank Discount Note
3.874%, due 10/01/2007	$10,100,000	10,100,000

Money Market Funds - 0.03%+	Shares
First American Prime Obligations Fund - Class I	41,078	41,078
TOTAL SHORT TERM INVESTMENTS (Cost $10,141,078)		$10,141,078
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING - 3.41%+
Investment Companies - 3.41%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(cost $5,271,200)	5,271,200	5,271,200

Total Investments - 102.59%+		$158,534,538
(cost $92,685,121)(a)

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at September 30, 2007. Total loaned securities had a market value of $5,114,600 at September 30, 2007.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$95,148,844
Gross unrealized appreciation		70,443,512
Gros unrealized depreciation		(7,057,818)
Net unrealized appreciation	$63,385,694

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Emerging Growth Fund

	Shares	Value
COMMON STOCKS - 95.20%+
Aerospace & Defense - 4.85%+
SI International, Inc. *	6,000	$171,420
Asian Exchanges - 3.38%+
Osaka Securities Exchange Co., Ltd.	27	119,410
Capital Markets - 2.43%+
American Capital Strategies Ltd.	1,500	64,095
Thomas Weisel Partners Group, Inc. *	1,500	21,765
		85,860
Commercial Services & Supplies - 4.25%+
Comdisco Holding Company, Inc.	9,300	109,740
Deluxe Corporation	1,100	40,524
		150,264
Computers & Peripherals - 2.60%+
SanDisk Corp. *	1,672	92,127
Derivative Exchanges - 3.76%+
International Securities Exchange, Inc.	2,000	132,940
Diversified Financial Services - 5.80%+
CME Group, Inc.	200	117,470
eSPEED, Inc. - Class A *	5,000	42,650
Groupe Bruxelles Lambert S.A. *	160	5
MarketAxess Holdings, Inc. *	3,000	45,000
		205,125
Diversified Telecommunication Services - 7.07%+
Lict Corporation *	51	182,325
Warwick Valley Telephone Company	1,200	16,800
XO Holdings Inc. *	15,000	51,000
		250,125
Electronic Equipment & Instruments - 0.59%+
Dolby Laboratories, Inc. - Class A *	600	20,892
Gaming - 2.64%+
Melco International Development Limited *	50,000	93,390
Holding Company - 6.04%+
Groupe Bruxelles Lambert S.A.	1,760	213,472
Insurance - 2.52%+
Fidelity National Financial Inc. - Class A	5,102	89,183
Internet Software & Services - 2.94%+
Digital River, Inc. *	1,000	44,750
Websense, Inc. *	3,000	59,190
		103,940
IT Services - 4.42%+
Broadridge Financial Solutions, Inc.	3,000	56,850
Fidelity National Information Services	2,242	99,478
		156,328
Leisure Equipment & Products - 3.15%+
Aruze Corp.	2,500	111,435
Media - 18.25%+
Discovery Holding Company - Class A *	50	1,443
The E.W. Scripps Company - Class A	1,000	42,000
Gemstar-TV Guide International, Inc. *	5,000	34,800
Interactive Data Corporation	8,500	239,700
Liberty Global, Inc. - Series C *	30	1,160
Liberty Global, Inc. - Class A *	30	1,231
Liberty Media Holding Corporation - Capital Series A *	25	3,121
Liberty Media Holding Corporation - Interactive A *	126	2,420
Naspers Limited ADR	7,470	206,897
PrimaCom AG ADR *	4,750	33,098
RCN Corporation	5,661	69,630
Warner Music Group Corp.	1,000	10,100
		645,600
Security Brokers, Dealers, And Flotation Companies - 3.14%+
Cohen & Steers, Inc.	3,000	111,090
Software - 1.16%+
FactSet Research Systems, Inc.	600	41,130
Transportation Infrastructure - 7.48%+
Beijing Capital International Airport Company Limited - Class H	90,000	187,320
Macquarie Airports	20,000	77,200
		264,520
U.S. Equity Exchanges - 8.74%+
Nasdaq Stock Market Inc. *	4,000	150,720
NYSE Euronext	2,000	158,340
		309,060
Wireless Telecommunication Services - 0.00%+
Sunshine PCS Corp - Class A *	6,000	90
TOTAL COMMON STOCKS (Cost $2,243,666)		$3,367,401

PREFERRED STOCKS - 0.02%+
Diversified Telecommunication Services - 0.02%+
PTV, Inc. - Series A, CLB 10,000%	487	$609
(cost $3,774)
RIGHTS - 1.51%+
Commercial Services & Supplies - 1.51%+
Comdisco Holding Company, Inc.-Rights
Expiration Date: 12/31/2050, Strike Price $1.00#
(cost $245,273)	581,000	$53,452

SHORT-TERM INVESTMENTS - 3.25%+
Money Market Funds - 3.25%+
First American Prime Obligations Fund - Class I
(cost $115,045)	115,044	$115,044

Total Investments - 99.98%+		$3,536,506
(cost $2,607,758)(a)

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
CLB	Callable Security

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$2,702,393
Gross unrealized appreciation		1,525,770
Gros unrealized depreciation		(691,657)
Net unrealized appreciation	$834,113

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Paradigm Fund

	Shares	Value
COMMON STOCKS - 88.42%+
Aerospace & Defense - 0.71%+
CACI International Inc. - Class A *	532,000	$27,179,880
Air Freight & Logistics - 0.12%+
Expeditors International of Washington, Inc.	100,000	4,730,000
Airlines - 0.87%+
China Eastern Airlines Corporation Limited - Class H *	8,160,000	8,449,867
China Eastern Airlines Corporation Limited - ADR * (1)	36,000	3,730,378
China Southern Airlines Company Limited - Class H *	12,720,000	19,765,959
China Southern Airlines Company Limited - ADR * (1)	14,000	1,078,140
		33,024,344
Asian Exchanges - 8.38%+
Hong Kong Exchanges & Clearing Limited	7,534,000	230,269,223
Osaka Securities Exchange Co., Ltd.	4,800	21,228,399
Singapore Exchange Limited	7,736,000	67,178,997
		318,676,619
Asset Management - 6.06%+
Ameriprise Financial, Inc.	80	5,049
BlackRock, Inc.	180,000	31,213,800
Brookfield Asset Management Inc - Class A (1)	2,520,000	97,020,000
Eaton Vance Corp.	428,000	17,102,880
Franklin Resources, Inc.	142,000	18,105,000
Igm Financial, Inc. (1)	42,000	2,221,083
Legg Mason, Inc.	300,000	25,287,000
Man Group plc	193,966	2,196,583
Nuveen Investments - Class A	16,000	991,040
Power Corporation of Canada	192,000	7,694,284
Power Corporation of Canada	622,000	24,926,275
US Global Investors, Inc. - Class A (1)	200,000	3,804,000
		230,566,994
Auto Components - 0.48%+
Toyota Industries Corporation	420,000	18,099,508

Automobiles - 0.00%+
Great Wall Automobile Holdings Company Limited - Class H	20,000	29,586

Beverages - 0.59%+
Constellation Brands, Inc. - Class A *	1,800	43,578
Pernod Ricard SA	18,840	4,111,117
Remy Cointreau SA	3,600	260,777
Tsingtao Brewery Co Limited - Class H	5,002,000	18,209,330
		22,624,802
Brokerage & Investment Banking - 1.49%+
The Bear Stearns Companies Inc.	280,000	34,386,800
Greenhill & Co., Inc.	36,000	2,197,800
ICAP plc	300,000	3,234,716
Lazard Ltd - Class A	400,100	16,964,240
		56,783,556
Capital Markets - 4.40%+
American Capital Strategies Ltd.	80,000	3,418,400
The Bank Of New York Mellon Corp.	1,066,060	47,055,888
Blackstone Group L P *	48,000	1,203,840
Collins Stewart plc *	40,000	168,181
Fortress Investment Group LLC - Class A (1)	72,000	1,535,040
The Goldman Sachs Group, Inc.	309,200	67,016,008
Jefferies Group, Inc.	194,000	5,399,020
LaBranche & Co Inc. * (1)	860,000	4,024,800
Lehman Brothers Holdings, Inc.	272,000	16,790,560
State Street Corporation	293,248	19,987,784
Tullett Prebon plc *	72,000	635,649
Urbana Corporation - NonVoting Class A *	12,000	44,277
		167,279,447
Chemicals - 0.33%+
Novozymes A/S - Class B	200	25,134
Potash Corporation of Saskatchewan Inc.	1,200	126,840
Sigma-Aldrich Corp.	252,000	12,282,480
		12,434,454
Commercial Banks - 2.21%+
Bank Of China Ltd. - Class H *	12,000,000	6,421,529
Cathay General Bancorp (1)	144,000	4,638,240
Center Financial Corporation	224,000	3,115,840
China Construction Bank- Class H *	10,600,000	9,667,539
East West Bancorp, Inc.	144,000	5,178,240
Hanmi Financial Corporation	220,000	3,407,800
HDFC Bank Ltd. - ADR	8,000	857,040
ICICI Bank Limited - ADR	84,000	4,428,480
Industrial & Commercial Bank Of China - Class H *	8,560,000	6,001,145
M&T Bank Corporation	230,000	23,793,500
Nara Bancorp, Inc.	204,000	3,186,480
State Bank of India - GDR	58,000	6,518,620
State Bank Of India - Spon GDR	2,000	224,780
UCBH Holdings, Inc.	248,000	4,335,040
Wilshire Bancorp, Inc.	198,000	2,172,060
		83,946,333
Commercial Services & Supplies - 0.00%+
Equifax Inc.	100	3,812
SAIC, Inc. *	4,000	76,760
		80,572
Consumer Finance - 0.10%+
The Student Loan Corporation	21,900	3,949,008

Derivative Exchange - 1.60%+
Bourse De Montreal, Inc.	20,000	715,830
Climate Exchange plc *	14,000	413,045
Intercontinental Exchange Inc. *	304,000	46,177,600
Nymex Holdings, Inc. (1)	102,800	13,382,504
International Securities Exchange, Inc.	512,000	34,032,640
		94,721,619
Diversified Consumer Services - 0.43%+
H&R Block, Inc.	106,000	2,245,080
Sotheby's Holdings, Inc. - Class A	292,000	13,954,680
		16,199,760
Diversified Financial Services - 3.16%+
CME Group Inc.	204,300	119,995,605
Groupe Bruxelles Lambert S.A. *	24,000	684
Xinhua Finance Ltd. *	100	28,555
		120,024,844
Diversified Telecommunication Services - 0.03%+
China Netcom Group Corporation (Hong Kong) Limited - Spon ADR	12,000	630,000
China Telecom Corporation Limited - Class H	200,000	150,762
China Telecom Corporation Limited. - ADR	4,000	305,960
		1,086,722
Electric Utilities - 4.02%+
Allegheny Energy, Inc. *	900,000	47,034,000
Datang International Power Generation Company Limited - Class H	17,284,000	19,854,528
Huadian Power International Corporation - Class H	1,440,000	922,477
Huaneng Power International, Inc. - ADR (1)	698,000	36,840,440
Korea Electric Power Corporation - ADR *	704,000	16,297,600
Sierra Pacific Resources *	2,024,000	31,837,520
		152,786,565
Electric, Gas, And Sanitary Services - 0.15%+
Unified Energy System - ADR	46,000	5,589,000

European Exchanges - 2.72%+
Bolsas Y Mercados Espanoles *	44,000	2,731,766
Deutsche Boerse AG	244,000	33,227,338
Hellenic Exchanges S.A. Holding	36,000	1,155,014
London Stock Exchange Group plc *	1,864,291	62,669,411
OMX AB	88,000	3,816,825
		103,600,354
Food Products - 0.00%+
Cadbury Schweppes PLC - ADR	4,000	186,080

Gaming - 5.41%+
International Game Technology	58,000	2,499,800
Las Vegas Sands Corp. *	504,000	67,243,680
Lottomatica Spa *	2,000	72,295
Melco International Development Limited *	2,176,000	4,064,334
MGM Mirage *	444,400	39,747,136
Wynn Resorts, Limited	584,000	92,015,040
		205,642,285
Holding Company - 5.28%+
Berkshire Hathaway Inc. - Class A *	80	9,480,800
Berkshire Hathaway Inc. - Class B *	9,616	38,002,432
Groupe Bruxelles Lambert S.A.	264,000	32,020,762
Leucadia National Corporation (1)	2,244,000	108,205,680
Pargesa Holding AG - Class B *	80,000	8,815,976
Power Financial Corp.	108,000	4,506,107
		201,031,757
Hotels Restaurants & Leisure - 1.57%+
Icahn Enterprises LP	476,000	55,501,600
Melco PBL Entertainment (Macau) Limited - ADR *	45	743
Triarc Companies, Inc. - Class A	348,000	4,276,920
		59,779,263
Household Durables - 0.40%+
Fortune Brands, Inc.	4,000	325,960
Jarden Corporation *	476,000	14,727,440
		15,053,400
Household Products - 0.04%+
Energizer Holdings, Inc. *	13,200	1,463,220

Independent Power Producers & Energy Traders - 1.45%+
Dynegy Inc. - Class A *	3,400,165	31,417,525
Mirant Corp *	580,000	23,594,400
		55,011,925
Insurance - 3.95%+
China Life Insurance Co., Limited - Class H	480,000	2,756,935
China Life Insurance Co., Limited - ADR (1)	530,666	45,754,023
Fidelity National Financial Inc. - Class A	10,026	175,254
Great West Lifeco, Inc. (1)	152,000	5,576,313
Markel Corporation *	58,000	28,072,000
PICC Property and Casualty Company Limited - Class H	3,400,000	6,612,940
Ping An Insurance Group Company of China Limited - Class H	1,962,000	27,156,583
The Progressive Corporation	784,000	15,217,440
Wesco Financial Corporation	1,700	676,600
White Mountains Insurance Group Ltd.	35,000	18,191,250
		150,189,338
IT Services - 0.33%+
Broadridge Financial Solutions, Inc.	92,800	1,758,560
Fidelity National Information Services	4,406	195,494
Mastercard, Inc. - Class A	42,000	6,214,740
SRA International, Inc. - Class A *	2,400	67,392
Western Union Company	200,000	4,194,000
		12,430,186
Media - 1.19%+
Citadel Broadcasting Corp.	1,105	4,597
DreamWorks Animation SKG, Inc. - Class A *	404,000	13,501,680
The E.W. Scripps Company - Class A	64,000	2,688,000
EMI Group plc	783,181	4,246,316
Getty Images, Inc. *	50,000	1,392,000
The McGraw-Hill Companies, Inc.	88,000	4,480,080
Disney Walt Co.	14,400	495,216
Warner Music Group Corp.	264,000	2,666,400
The Washington Post Company - Class B	19,800	15,895,440
		45,369,729
Metals & Mining - 2.54%+
Anglo Amern plc - ADR	1,533,080	51,281,526
China Coal Energy Company - Class H *	4,212,000	12,515,961
Commercial Metals Company	336,000	10,634,400
Freeport-McMoRan Copper & Gold Inc.	2,680	281,105
Rio Tinto PLC - ADR	45,600	15,659,040
Yanzhou Coal Mining Co. - Class H (1)	1,800,000	3,704,728
Yanzhou Coal Mining Company Limited - ADR	24,000	2,471,472
		96,548,232
Multiline Retail - 1.12%+
Sears Holdings Corporation * (1)	336,400	42,790,080

Multi-Utilities - 2.97%+
CenterPoint Energy, Inc.	1,000,000	16,030,000
CMS Energy Corporation	496,000	8,342,720
NRG Energy, Inc. *	546,000	23,090,340
Reliant Energy Inc. *	2,560,000	65,536,000
		112,999,060
Oil & Gas - 0.64%+
China Petroleum & Chemical - Class H	360,000	449,661
China Petroleum & Chemical Corp. - ADR	68,000	8,371,480
Penn West Energy Trust	488,000	15,162,160
PetroChina Co. Ltd. - Class H	180,000	341,298
Cameco Corporation	322,000	14,889,280
Canadian Natural Resources Ltd. (1)	636,000	48,177,000
Canadian Oil Sands Trust *	1,450,000	48,107,374
CNOOC Limited - ADR (1)	220,000	36,614,600
CNOOC Ltd	1,360,000	2,284,788
El Paso Corporation	1,804,000	30,613,880
Encana Corporation (1)	360,000	22,266,000
Imperial Oil Ltd. (1)	420,000	20,815,200
National Energy Group, Inc.	50,000	247,500
Nexen Inc.	514,000	15,697,560
Norsk Hydro ASA - ADR	152,000	6,589,200
OAO Gazprom - ADR * (1)	936,000	41,277,600
Petro-Canada	240,000	13,773,600
PetroChina Company Limited - ADR	106,000	19,621,660
Petroleo Brasileiro S.A. - ADR	20,000	1,510,000
Statoil ASA - ADR	10,000	339,200
Suncor Energy, Inc.	506,000	47,973,860
Western Oil Sands Inc. - Class A *	344,000	13,467,411
		408,590,312
Other Exchanges - 1.25%+
Australian Stock Exchange Limited	634,000	30,238,697
JSE Limited *	540,000	6,270,594
New Zealand Exchange Limited	24,329	178,834
TSX Group Inc.	228,000	11,002,865
		47,690,990
Paper & Forest Products - 0.00%+
Pope Resources, L.P.	1,800	76,302

Pharmaceuticals - 0.12%+
China Pharmaceutical Group Limited *	408,000	230,403
Novo-Nordisk A/S - ADR	35,000	4,236,400
		4,466,803
Publishing - 0.39%+
John Wiley & Sons, Inc. - Class B	2,000	89,500
John Wiley & Sons, Inc. - Class A	8,000	359,440
Moody's Corporation	180,000	9,072,000
R.H. Donnelley Corporation *	96,000	5,377,920
		14,898,860
Real Estate - 2.57%+
Alexander's, Inc. * (1)	28,000	10,794,000
Forest City Enterprises, Inc. - Class A	1,112,400	61,359,984
Link Reit *	4,912,000	10,804,839
New World China Land Limited	400,000	383,336
Shun Tak Holdings Limited	716,000	1,153,138
SL Green Realty Corp. (1)	45,400	5,301,358
The St. Joe Company	12,000	403,320
Texas Pacific Land Trust	144,000	7,617,600
		97,817,575
Real Estate Investment Trusts - 0.69%+
Vornado Realty Trust	240,000	26,244,000

Road & Rail - 0.02%+
Guangshen Railway Company Limited - Class H	360,000	309,808
Guangshen Railway Company Limited - ADR * (1)	12,000	523,560
		833,368
Security Brokers, Dealers, And Flotation Companies - 0.45%+
Cohen & Steers, Inc. (1)	366,000	13,552,980
GFI Group, Inc. *	42,000	3,617,040
		17,170,020
State Commercial Banks - 0.01%+
Preferred Bank Los Angeles	15,000	590,100
Telecommunications - 0.08%+
China Netcom Group Corporation HK Limited. *	1,100,000	2,943,201
Telephone Communications, Except Radiotelephone - 0.00%+
China Unicom - ADR	2,000	41,680
Transportation By Air - 0.02%+
Grupo Aeroportuario del Pacifico SA de CV - ADR	11,000	600,600
Transportation Infrastructure - 2.74%+
Anhui Expressway Co., Ltd. - Class H	5,180,000	4,730,989
Beijing Capital International Airport Co. Ltd. - Class H	28,000,000	58,277,430
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - ADR *	12,000	345,600
Grupo Aeroportuario del Surest S.A.B. de C.V. - ADR	11,000	545,820
Hainan Meilan International Airport Company Limited - Class H *	2,840,000	3,806,711
Hopewell Holdings Limited	540,000	2,577,101
Jiangsu Expressway Company Ltd. - Class H	6,000,000	7,718,183
Macquarie Airports	192,610	743,470
Shenzhen Expressway Company Limited - Class H	8,236,000	8,549,756
Sichuan Expressway Co. Limited - Class H	17,140,000	6,432,023
Tianjin Port Development Holdings Limited *	540,000	560,572
Zhejiang Expressway Co., Limited - Class H	7,000,000	9,941,020
		104,228,675
U.S. Equity Exchanges - 4.20%+
Nasdaq Stock Market Inc. *	1,716,000	64,658,880
NYSE Euronext	1,200,552	95,047,702
		159,706,582

Wireless Telecommunication Services - 0.14%+
China Mobile (Hong Kong) Limited - ADR	8,000	656,320
China Mobile Ltd.	200,000	3,275,082
China Unicom Ltd.	640,000	1,323,823
		5,255,225

TOTAL COMMON STOCKS (Cost $2,430,884,419)		$3,363,062,815

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.94%+
Independent Power Producers & Energy Traders - 1.94%+
Calpine Corporation, CLB(1)
4.750%, 11/15/2023 Acquired 11/30/2005-
9/28/2007 at $23,539,607 (Default Effective
12/20/2005)*(1)
(cost $24,017,133)	$37,700,000	$37,087,375

CORPORATE BONDS - 0.14%+
Independent Power Producers & Energy Traders - 0.01%+
Calpine Corp.
8.750%, 07/15/2007, CLB, Acquired 4/18/2006
at $118,563 (Default Effective 12/20/2005)*	200,000	218,000
Calpine Corp.
7.875%, 04/01/2008, Acquired 4/1/2006 - 5/10/2006
at $118,538 (Default Effective 12/20/2005)*	200,000	214,500
		432,500
Diversified Financial Services - 0.05%+
FINOVA Group Inc
7.500%, 11/15/2009, Acquired 10/19/2006-
3/29/2007 at $2,777,117 (Default Effective 4/29/2005)*	9,509,880	1,854,427

Multi-Utilities & Unregulated Power - 0.04%+
Calpine Corp.
7.625%, 04/15/2006, Acquired 4/18/2006-4/20/2006
at $61,031 (Default Effective 12/20/2005)*	100,000	107,250
10.500%, 05/15/2006, Acquired 4/18/2006-5/10/2006
at $181,375 (Default Effective 12/20/2005)*	300,000	333,000
8.500%, 02/15/2011, Acquired 7/5/2006
at $471,250 (Default Effictive 12/20/2005)*	1,000,000	1,140,000
		1,580,250
Unit Investment Trusts, Face-amount Certificate Offices - 0.03%+
Calpine Canada Energy Finance Ulc
8.500%, 05/01/2008, Acquired 4/20/2006 and 7/13/2006
at $780,125 (Default Effective 12/20/2005)*	1,200,000	1,326,000

TOTAL CORPORATE BONDS (Cost $6,080,408)		$5,193,177

	Contracts (100 shares/contract)	Value
PURCHASED CALL OPTIONS - 0.04%+
Leucadia National Corporation
Expiration: January, 2009, Exercise Price: $20.000	72	209,160
Loews Corp
Expiration: January, 2009, Exercise Price: $25.000	500	1,247,500

TOTAL PURCHASED OPTIONS (Cost $1,557,476)		$1,456,660

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 9.98%+
US Government Agency Issues - 9.92%+
Federal Home Loan Bank Discount Note
0.000%, due 10/01/2007	$377,362,000	377,362,000
Money Market Funds - 0.06%+
First American Prime Obligations Fund - Class I
4.986% (b)	2,251,156	2,251,156

TOTAL SHORT-TERM INVESTMENTS		$379,613,156
(cost $379,613,156)

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING - 7.69%+	Shares	Value
Investment Companies - 7.69%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(cost $292,499,352)	292,499,352	292,499,352

Total Investments - 107.24%+		$4,078,912,535
(cost $3,134,651,944)

Schedule of Options Written
September 30, 2007 (Unaudited)
Kinetics Paradigm Fund

	Contracts (100 shares/contract)	Value
PUT OPTIONS

Nymex Holdings, Inc.
Expiration: January, 2008, Exercise Price: $125.00	80	$63,200
Total Options Written (Premiums received $109,758)(a)		$63,200

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Caluclated as a percentage of net assets.
GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at September 30, 2007. Total loaned securities had a market value of $284,975,858.56 at September 30, 2007.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$3,142,937,829
Gross unrealized appreciation		1,043,104,132
Gros unrealized depreciation		(107,129,426)
Net unrealized appreciation	$935,974,706

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Medical Fund

	Shares	Value
COMMON STOCKS - 93.38%+
Biotechnology - 29.84%+
AEterna Zentaris Inc. *	70,500	$185,415
Albany Molecular Research, Inc. *	25,000	377,500
Arena Pharmaceuticals, Inc. *	14,000	153,300
AVAX Technologies, Inc. *	50,000	7,000
Avigen, Inc. *	27,000	145,800
Biogen Idec, Inc. *	16,250	1,077,863
Biomira, Inc. * (1)	72,000	66,960
Cell Genesys, Inc. * (1)	41,725	159,390
Coley Pharmaceuticals Group * (1)	25,000	78,500
Cubist Pharmaceuticals, Inc. *	2,000	42,260
CuraGen Corporation *	16,000	22,080
deCODE genetics, Inc. * (1)	11,000	38,170
Dendreon Corporation * (1)	24,000	184,560
Favrille Inc. * (1)	43,000	131,150
Human Genome Sciences, Inc. *	19,000	195,510
ImmunoGen, Inc. *	14,000	65,100
Invitrogen Corp. *	12,000	980,760
Isotechnika, Inc. *	40,000	51,475
Medarex, Inc. * (1)	20,000	283,200
Metabasis Therapeutics, Inc. *	27,000	78,840
Millennium Pharmaceuticals, Inc. *	40,296	409,004
Progenics Pharmaceuticals, Inc. *	2,200	48,642
Savient Pharmaceuticals Inc. *	35,000	509,250
Targeted Genetics Corp. * (1)	1,000	1,800
Telik, Inc. * (1)	28,000	81,480
Vical Incorporated *	28,500	139,365
		5,514,374
Chemicals - 9.45%+
Atrium Innovations, Inc. *	4,884	115,244
The Dow Chemical Co.	10,000	430,600
Lonza Group AG	11,000	1,199,914
		1,745,758
Electronic Equipment & Instruments - 0.72%+
Tyco Electronics Ltd	3,750	132,863
Health Care Equipment & Supplies - 2.46%+
Covidien Limited *	10,750	446,125
Theragenics Corporation *	2,000	8,980
		455,105
Health Care Providers & Services - 0.18%+
IMPATH Bankruptcy Liquidating Trust - Class A (1)	26,000	32,630
Industrial Conglomerates - 0.90%+
Tyco International Ltd	3,750	166,275
Pharmaceuticals - 49.83%+
Abbott Laboratories	18,000	965,160
Antigenics, Inc. *	892	2,114
Bristol-Meyers Squibb Company	17,000	489,940
China Pharmaceutical Group Limited *	1,440,000	813,188
Eli Lilly and Company	14,000	797,020
Epicept Corporation * (1)	2,039	3,752
Genzyme Corporation *	16,538	1,024,694
GlaxoSmithKline plc - ADR	18,673	993,404
Johnson & Johnson	17,000	1,116,900
Novartis AG - ADR	20,000	1,099,200
Pain Therapeutics, Inc. *	18,000	168,300
Pfizer, Inc.	14,000	342,020
Simcere Pharmaceutical Group - ADR *	22,000	350,460
Wyeth	23,400	1,042,470
		9,208,622
TOTAL COMMON STOCKS (Cost $16,658,675)		$17,255,627
RIGHTS - 0.00%+
Biotechnology - 0.00%+
OSI Pharmaceuticals, Inc.*
Expiration Date: 06/28/2008, Strike Price $1.00#
(cost $0)	13,932	$15

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.22%+
US Government Agency Issues - 5.93%+
Federal Home Loan Bank Discount Note
3.874%, due 10/01/2007	$1,095,000	$1,095,000

	Shares	Value
Money Market Funds - 0.29%+
First American Prime Obligations Fund - Class I
	53,986	53,986
TOTAL SHORT-TERM INVESTMENTS (Cost $1,148,986)		$1,148,986

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 6.11%+
Investment Companies - 6.11%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(cost $1,129,878)	1,129,878	1,129,878

Total Investments - 105.71%+		$19,534,506
(cost $18,937,539)(a)

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company).
ADR	American Depository Receipt
(1)	This security or a portion of this security was out on loan at September 30, 2007. Total loaned securities had a market value of
$965,216 at September 30, 2007.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$18,937,539
Gross unrealized appreciation		3,894,978
Gros unrealized depreciation		(3,298,011)
Net unrealized appreciation	$596,967

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Small Cap Opportunities Fund

	Shares	Value
COMMON STOCKS - 90.92%+
Aerospace & Defense - 1.64%+
Alliant Techsystems, Inc. *	1,000	$109,300
Bombardier Inc. *	360,000	2,139,044
CACI International, Inc. - Class A *	280,000	14,305,200
		16,553,544
Airlines - 5.30%+
China Eastern Airlines Corporation Limited- Class H *	6,340,000	6,565,215
China Eastern Airlines Corporation Limited - ADR * (1)	132,000	13,678,051
China Southern Airlines Company - Class H *	13,474,000	20,937,621
China Southern Airlines Company Limited - ADR * (1)	160,000	12,321,600
		53,502,487
Asian Exchanges - 6.50%+
Hong Kong Exchanges & Clearing Limited	848,000	25,918,277
Osaka Securities Exchange Co., Ltd.	1,900	8,402,908
Singapore Exchange Limited	3,600,000	31,262,201
		65,583,386
Asset Management - 3.34%+
Eaton Vance Corp.	486,000	19,420,560
Invesco PLC - Sponsered ADR	40,000	1,092,000
Nuveen Investments - Class A	100,000	6,194,000
US Global Investors, Inc. - Class A (1)	370,000	7,037,400
		33,743,960
Beverages - 2.06%+
Tsingtao Brewery Co Limited - Class H	5,706,000	20,772,179
Brokerage & Investment Banking - 0.05%+
Greenhill & Co., Inc.	8,000	488,400
Business Services - 0.00%+
Optionable, Inc. *	2,000	320
Capital Markets - 3.34%+
American Capital Strategies Ltd.	6,000	256,380
Capital Southwest Corp. (1)	12,800	1,571,328
Fcstone Group, Inc. *	21,000	677,670
Fortress Investment Group LLC - Class A (1)	78,000	1,662,960
Guardian Capital Group Ltd.	2,000	23,898
International Assets Holding Corporation * (1)	162,200	4,176,650
Jefferies Group, Inc.	262,000	7,291,460
KBW, Inc. * (1)	20,600	592,868
LaBranche & Co Inc. * (1)	720,000	3,369,600
Penson Worldwide, Inc. *	316,000	5,839,680
SWS Group, Inc.	316,000	5,590,040
Urbana Corporation - NonVoting Class A *	282,000	1,040,507
Van der Moolen Holding N.V. ADR *	374,427	1,669,944
		33,762,985
Commercial Banks - 3.39%+
BLOM Bank s.a.l. - GDR *	30,000	2,451,000
Cathay General Bancorp (1)	164,000	5,282,440
Center Financial Corporation	236,000	3,282,760
East West Bancorp, Inc.	152,000	5,465,920
Farmers & Merchants Bank of Long Beach	31	196,075
First Bank of Delaware *	394,000	1,004,700
Hanmi Financial Corporation	262,062	4,059,340
Nara Bancorp, Inc.	276,000	4,311,120
UCBH Holdings, Inc.	294,000	5,139,120
Wilshire Bancorp, Inc.	276,000	3,027,720
		34,220,195
Commercial Services & Supplies - 0.52%+
Comdisco Holding Company, Inc.	9,000	106,200
First Advantage Corporation - Class A *	12,000	212,040
Loring Ward International Ltd.	1,000	12,334
PICO Holdings, Inc. *	72,000	2,991,600
Ritchie Bros Auctioneers, Incorporated (1)	30,000	1,953,000
		5,275,174
Computers & Peripherals - 0.01%+
Diebold, Inc.	2,000	90,840
Construction & Engineering - 0.79%+
Quanta Services, Inc. *	300,000	7,935,000
Consumer Finance - 0.02%+
The Student Loan Corporation	1,200	216,384
Containers & Packaging - 0.00%+
Viskase Companies, Inc. *	24,000	33,600
Derivative Exchange - 6.37%+
Bourse De Montreal, Inc.	24,000	858,995
Climate Exchange plc *	16,000	472,052
Intercontinental Exchange Inc. *	236,000	35,848,400
International Securities Exchange, Inc.	408,000	27,119,760
		64,299,207
Diversified Consumer Services - 1.67%+
Sotheby's Holdings, Inc. - Class A	352,000	16,822,080
Diversified Financial Services - 0.01%+
Xinhua Finance Ltd *	300	85,666
RHJ International *	400	7,272
		92,938
Diversified Telecommunication Services - 0.01%+
Lict Corporation *	18	64,350
Electric Utilities - 4.67%+
Allegheny Energy, Inc. *	200,000	10,452,000
China Resources Power Holdings Company Limited	100,000	310,657
Datang International Power Generation Company Limited - Class H	15,880,000	18,241,721
Huadian Power International Corporation - Class H	1,760,000	1,127,472
Sierra Pacific Resources *	1,080,000	16,988,400
		47,120,250
Electrical Apparatus And Equipment, Wiring Supplies, - 0.04%+
Smith & Wesson Holding Corp. * (1)	20,000	381,800
Energy - 0.38%+
Siem Industries Inc. *	50,000	3,868,750
European Exchanges - 1.90%+
Hellenic Exchanges S.A. Holding	20,000	641,675
London Stock Exchange Group plc *	308,000	10,353,630
OMX AB	188,000	8,154,125
		19,149,430
Gaming - 0.73%+
Melco International Development Limited *	3,960,000	7,396,490
Gas Utilities - 0.49%+
Southern Union Company	160,263	4,985,766
Holding Company - 0.57%+
Bam Investments Corp. *	134,400	3,986,126
Bam Investments Corp. *	60,000	1,779,520
		5,765,646
Hotels Restaurants & Leisure - 6.60%+
Icahn Enterprises LP	508,000	59,232,800
Triarc Companies, Inc. - Class A	598,000	7,349,420
		66,582,220
Household Durables - 1.69%+
Jarden Corporation *	552,000	17,078,880
Independent Power Producers & Energy Traders - 1.44%+
Dynegy Inc. - Class A *	1,540,000	14,229,600
Mirant Corp *	8,000	325,440
		14,555,040
Industrial Conglomerates - 0.15%+
Alleghany Corporation *	3,672	1,490,832
Insurance - 1.05%+
Covanta Holding Corporation *	344,000	8,431,440
National Western Life Insurance Company - Class A	1,600	409,536
Ping An Insurance Group Company of China Limited - Class H	18,000	249,143
RLI Corp.	8,000	453,760
Safety Insurance Group, Inc.	15,800	567,852
Wesco Financial Corporation	1,200	477,600
		10,589,331
IT Services - 0.42%+
Broadridge Financial Solutions, Inc.	120,000	2,274,000
ManTech International Corporation - Class A *	54,000	1,942,920
		4,216,920
Machinery - 0.23%+
American Railcar Industries, Inc. (1)	102,000	2,246,040
Oshkosh Truck Corporation	2,000	123,940
		2,369,980
Media - 2.45%+
Courier Corporation	50,000	1,760,500
DreamWorks Animation SKG, Inc. - Class A *	288,000	9,624,960
Gemstar-TV Guide International, Inc. *	620,000	4,315,200
Getty Images, Inc. *	6,000	167,040
Idearc, Inc.	60,000	1,888,200
Interactive Data Corporation	12,000	338,400
Live Nation Inc. *	100,000	2,125,000
PrimaCom AG - ADR *	54,000	376,277
Warner Music Group Corp. (1)	406,000	4,100,600
		24,696,177
Metals & Mining - 4.16%+
China Coal Energy Company - Class H *	2,360,000	7,012,741
Commercial Metals Company	280,000	8,862,000
Fortescue Metals G *	36,000	1,523,440
Inmet Mining Corporation	154,000	15,444,126
Inmet Mining Corporation	8,000	802,292
Yanzhou Coal Mining Company - Class H (1)	2,060,000	4,239,855
Yanzhou Coal Mining Company Limited - ADR	40,000	4,119,120
		42,003,574
Multi-Utilities - 7.79%+
Aquila, Inc. *	2,180,000	8,741,800
CMS Energy Corporation	1,004,000	16,887,280
NRG Energy, Inc. *	44,000	1,860,760
Reliant Energy Inc. *	2,000,000	51,200,000
		78,689,840
Oil And Gas Extraction - 0.01%+
Keweenaw Land Association Ltd	300	61,500
Oil, Gas & Consumable Fuels - 2.21%+
Alliance Holdings Group Lp	24,000	577,920
Atlas America, Inc. (1)	52,000	2,684,760
Atlas Pipeline Holdings Lp	94,000	3,810,760
Buckeye Group Holdings Lp	144,000	4,335,840
National Energy Group, Inc.	374,000	1,851,300
Penn Virginia Group Holdings LP	132,000	4,858,920
UTS Energy Corporation *	760,000	4,217,765
		22,337,265
Other Exchanges - 1.19%+
Australian Stock Exchange Limited	44,000	2,098,585
JSE Limited *	720,000	8,360,791
New Zealand Exchange Limited	206,988	1,521,498
		11,980,874
Paper & Forest Products - 0.00%+
Pope Resources, L.P.	600	25,434
Personal Products - 0.01%+
Chattem, Inc. *	2,000	141,040
Pharmaceuticals - 0.08%+
American Oriental Bioengr, Inc. *	16,000	178,400
China Pharmaceutical Group Limited *	900,000	508,242
Tongjitang Chinese Med Co. - ADR *	16,000	167,200
		853,842
Publishing - 1.41%+
John Wiley & Sons, Inc. - Class A	40,000	1,797,200
R.H. Donnelley Corporation *	208,246	11,665,941
Value Line, Inc.	15,400	758,758
		14,221,899
Real Estate - 3.82%+
Alexander's, Inc. *	36,000	13,878,000
Biloxi Marsh Lands Corporation	100	3,590
Forest City Enterprises, Inc. - Class A	48,000	2,647,680
HomeFed Corporation *	400	25,650
Link Reit *	4,200,000	9,238,666
New World China Land Limited	180,000	172,501
Shun Tak Holdings Limited	398,000	640,990
Solidere GDR	800	14,104
Tejon Ranch Co. *	3,200	132,480
Texas Pacific Land Trust	224,000	11,849,600
		38,603,261
Road & Rail - 0.39%+
Guangshen Railway Company Limited - ADR * (1)	46,000	2,006,980
Laidlaw International Inc.	54,000	1,901,880
		3,908,860
Security Brokers, Dealers, And Flotation Companies - 1.99%+
Cohen & Steers, Inc.	320,000	11,849,600
GFI Group, Inc. *	96,000	8,267,520
		20,117,120
Semiconductor & Semiconductor Equipment - 0.00%+
FEI Co. *	1,000	31,430
State Commercial Banks - 0.37%+
Preferred Bank Los Angeles	94,000	3,697,960
Transportation Infrastructure - 5.63%+
Beijing Capital International Airport Co. Ltd. - Class H	16,620,000	34,591,817
Hainan Meilan International Airport Company Limited - Class H *	4,600,000	6,165,799
Hopewell Holdings Limited	370,000	1,765,792
Macquarie Airports	862,610	3,329,654
Sichuan Expressway Co. Limited - Class H	26,004,000	9,758,362
Tianjin Port Development Holdings Limited *	540,000	560,571
Zhejiang Expressway Co., Limited - Class H	500,000	710,073
		56,882,068
U.S. Equity Exchanges - 4.03%+
Nasdaq Stock Market Inc. *	784,000	29,541,120
NYSE Euronext	140,266	11,104,859
		40,645,979
TOTAL COMMON STOCKS (cost $675,208,156)		$917,906,487

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.17%+
Independent Power Producers & Energy Traders - 1.17%+
Calpine Corporation, CLB
4.750%+, 11/15/2023, Acquired on 11/30/2005-
4/26/2007 at $7,368,225 (Default Effective 12/20/2005)*
(cost $7,445,780)	$12,000,000	$11,805,000

CORPORATE BONDS - 0.06%+
Diversified Financial Services - 0.06%+
FINOVA Group Inc.
7.500%+, 11/15/2009
(cost $979,675)	2,785,983	$543,267

	Shares	Value
RIGHTS - 0.08%+
Commercial Services & Supplies - 0.08%+
Comdisco Holding Company, Inc.-Rights
Expiration Date: 12/31/2050, Strike Price $1.00#
(cost $2,836,438)	9,050,400	$832,637

	Contracts (100 shares/contract)	Value
PURCHASED CALL OPTIONS - 0.01%+
Loews Corp
Expiration: January, 2009, Exercise Price: $30.000
(cost $90,828)	36	$74,160

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.98%+
US Government Agency Issues - 6.72%+
Federal Home Loan Bank Discount Note
3.874%+, due 10/01/2007	$67,816,000	$67,816,000
Money Market Funds - 0.26%+
First American Prime Obligations Fund - Class I
	2,595,085	2,595,085
TOTAL SHORT-TERM INVESTMENTS (cost $70,411,085)		$70,411,085

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 3.91%+	Shares	Value
Investment Companies - 3.91%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(cost $39,515,500)	39,515,500	39,515,500

Total Investments - 103.13%+		$1,041,088,136
(cost $796,487,462)(a)

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Caluclated as a percentage of net assets.
#	Contingent value right (contingent upon profitability of company)
GDR	Global Depository Receipt
ADR	American Depository Receipt
CLB	Callable Security
(1)	This security or a portion of this security was out on loan at September 30, 2007. Total loaned securities had a market value of $37,254,607 at September 30, 2007.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$798,605,914
Gross unrealized appreciation		291,352,428
Gros unrealized depreciation		(48,870,206)
Net unrealized appreciation	$242,482,222

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Government Money Market Fund

	Principal
	Amount	Value
US Government Agency Issues - 121.74%+
Federal Home Loan Bank Discount Note
3.874%, due 10/01/2007	1,392,000	$1,392,000

Total Investments ) - 121.74%+		$1,392,000
(cost $1,392,000)(a)

Footnotes

+	Calculated as a percentage of net assets.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$1,392,000
Gross unrealized appreciation		—
Gros unrealized depreciation		—
Net unrealized appreciation	$—

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Market Opportunities Fund

	Shares	Value
COMMON STOCKS - 88.40%+
Asian Exchanges - 15.70%+
Hong Kong Exchanges & Clearing Limited	230,000	$7,029,721
Osaka Securities Exchange Co., Ltd.	180	796,065
Singapore Exchange Limited	444,000	3,855,672
		11,681,458
Asset Management - 15.08%+
BlackRock, Inc.	6,600	1,144,506
Brookfield Asset Management Inc - Class A	72,000	2,772,000
Eaton Vance Corp.	48,000	1,918,080
Federated Investors, Inc.	1,800	71,460
Franklin Resources, Inc.	12,400	1,581,000
Igm Financial, Inc.	3,000	158,649
Legg Mason, Inc.	4,800	404,592
Power Corporation of Canada	64,000	2,564,761
US Global Investors, Inc. - Class A (1)	32,000	608,640
		11,223,688
Brokerage & Investment Banking - 1.83%+
The Bear Stearns Companies Inc.	6,000	736,860
Lazard Ltd - Class A	14,800	627,520
		1,364,380
Capital Markets - 8.93%+
American Capital Strategies Ltd.	4,000	170,920
The Bank Of New York Mellon Corp.	32,056	1,414,952
The Blackstone Group L P *	14,000	351,120
Collins Stewart Plc *	6,000	25,227
Fcstone Group, Inc. *	3,000	96,810
Fortress Investment Group LLC - Class A (1)	14,400	307,008
The Goldman Sachs Group, Inc.	7,000	1,517,180
International Assets Holding Corporation * (1)	6,200	159,650
Janus Capital Group, Inc.	200	5,656
Lehman Brothers Holdings, Inc.	8,400	518,532
State Street Corporation	18,718	1,275,819
T. Rowe Price Group, Inc.	400	22,276
Tullett Prebon PLC *	6,000	52,971
Urbana Corp. - Non Voting Class A *	198,000	730,569
		6,648,690
Commercial Banks - 3.15%+
Bank Of China Ltd. - Class H *	800,000	428,102
Cathay General Bancorp	3,600	115,956
Center Financial Corporation	6,000	83,460
China Construction Bank- Class H *	720,000	656,663
East West Bancorp, Inc.	3,600	129,456
Hanmi Financial Corporation	6,800	105,332
Industrial & Commercial Bank Of China - Class H *	720,000	504,769
Nara Bancorp, Inc.	7,000	109,340
UCBH Holdings, Inc.	7,600	132,848
Wilshire Bancorp, Inc.	7,200	78,984
		2,344,910
Derivative Exchanges - 4.99%+
Bourse De Montreal, Inc.	12,000	429,498
Climate Exchange plc *	12,000	354,039
IntercontinentalExchange Inc. *	9,200	1,397,480
Nymex Holdings, Inc. (1)	11,800	1,536,124
		3,717,141
Diversified Consumer Services - 0.92%+
Sotheby's Holdings, Inc. - Class A	14,400	688,176
Diversified Financial Services - 3.10%+
CME Group Inc.	3,885	2,281,855
Xinhua Finance Ltd *	100	28,555
		2,310,410
European Exchanges - 10.51%+
Bolsas Y Mercados Espanoles *	10,200	633,273
Deutsche Boerse AG	10,000	1,361,776
Hellenic Exchanges S.A. Holding	14,000	449,172
London Stock Exchange Group PLC *	98,043	3,295,782
OMX AB	48,000	2,081,905
		7,821,908
Holding Company - 2.15%+
Bam Investments Corp. *	33,000	978,736
Berkshire Hathaway Inc. - Class A *	1	118,510
Power Financial Corp.	12,000	500,679
		1,597,925
Hotels Restaurants & Leisure - 1.66%+
Icahn Enterprises LP	10,600	1,235,960
Insurance - 2.20%+
China Life Insurance Co., Limited - Class H	108,000	620,310
Great West Lifeco, Inc. (1)	12,200	447,573
PICC Property & Casualty Co. Ltd. - Class H *	36,000	70,019
Ping An Insurance Group Company of China Limited - Class H	36,000	498,286
		1,636,188
IT Services - 0.91%+
Broadridge Financial Solutions, Inc.	21,800	413,110
Mastercard, Inc. - Class A	1,800	266,346
		679,456
Oil, Gas & Consumable Fuels - 0.04%+
National Energy Group, Inc.	6,000	29,700
Other Exchanges - 9.28%+
Australian Stock Exchange Limited	76,000	3,624,828
Imarex Asa *	1,000	21,702
JSE Limited *	180,000	2,090,198
New Zealand Exchange Limited	48,526	356,698
TSX Group Inc.	16,800	810,737
		6,904,163
Publishing - 0.18%+
Moody's Corporation	2,400	120,960
Value Line, Inc.	200	9,854
		130,814
Security Brokers, Dealers, And Flotation Companies - 1.30%+
Cohen & Steers, Inc.	12,200	451,766
GFI Group, Inc. *	6,000	516,720
		968,486
State Commercial Banks - 0.14%+
Preferred Bank Los Angeles	2,700	106,218
Transportation Infrastructure - 0.01%+
Macquarie Airports	2,000	7,720
U.S. Equity Exchanges - 6.31%+
Nasdaq Stock Market Inc. *	48,000	1,808,640
NYSE Euronext	36,431	2,884,242
		4,692,882
TOTAL COMMON STOCKS (Cost $52,460,900)		$65,790,273

	Contracts (100 shares/contract)	Value
CALL OPTIONS PURCHASED - 0.08%+
State Street Corp
Expiration: January, 2009, Exercise Price: $40.000
(cost $56,394)	18	$54,990

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 9.21%+
US Government Agency Issues - 9.20%+
Federal Home Loan Bank Discount Note
3.874%, due 10/01/2007	$6,845,000	$6,845,000

	Shares	Value
Money Market Funds - 0.01%+
First American Prime Obligations Fund - Class I
	11,202	11,202
TOTAL SHORT-TERM INVESTMENTS (Cost $6,856,202)		$6,856,202

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING - 3.57%+
Investment Companies - 3.57%+
Mount Vernon Securities Lending Trust -
Prime Portfolio
(cost $2,656,200)	2,656,200	2,656,200

Total Investments - 101.26%+		$75,357,665
(cost $62,029,696)(a)

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Calculated as a percentage of net assets.
ADR	American Depository Receipt
(1)	This security or a portion of this security was out on loan at September 30, 2007. Total loaned securities had a market value of $2,537,626 at September 30, 2007.

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$62,194,525
Gross unrealized appreciation		15,332,915
Gros unrealized depreciation		(2,169,775)
Net unrealized appreciation	$13,163,140

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007 (Unaudited)
Kinetics Water Infrastructure Fund

	Shares	Value
COMMON STOCKS - 56.87%+

Building Products - 9.78%+
American Standard Companies, Inc.	1,000	$35,620
Ameron International Corporation	500	52,885
Geberit AG - REG *	358	46,831
Pacific Pipe Pulic Company Limited *	155,000	35,726
Uponor Oyj	2,000	62,086
Wavin NV *	6,000	107,288
		340,436
Commercial Services & Supplies - 0.77%+
Asia Environment Holdings Limited	63,000	26,930
Electric Utilities - 1.30%+
The Empire District Electric Company	2,000	45,180
Electrical Equipment - 4.65%+
The Lamson & Sessions Co. *	6,000	161,760
Household Durables - 0.79%+
MAEZAWA KYUSO INDUSTRIES CO., LTD.	1,500	27,424
Independent Power Producers & Energy Traders - 0.99%+
Algonquin Power Income Fund	3,900	34,583
Machinery - 16.78%+
Alfa Laval AB	690	44,382
Badger Meter, Inc.	1,500	48,075
ESCO Technologies, Inc. *	1,000	33,240
IDEX Corporation	1,000	36,390
ITT Industries, Inc.	1,000	67,930
Met Pro Corporation	5,000	80,900
Mueller Industries, Inc.	3,000	108,420
Mueller Water Products, Inc.	9,400	103,400
Watts Water Technologies, Inc.	2,000	61,400
		584,137
Metals & Mining - 2.17%+
Northwest Pipe Company *	2,000	75,640

Multi-Utilities & Unregulated Power - 5.01%+
Suez SA	500	29,446
Acea Spa	3,000	59,120
Veolia Environnement - ADR	1,000	86,140
		174,706
Water Utilities - 14.64%+
Artesian Resources Corporation	4,500	85,500
California Water Service Group	1,000	38,490
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,000	49,400
Connecticut Water Service, Inc.	4,250	98,430
Kelda Group Plc	3,400	59,964
Manila Water Company *	135,000	41,953
Severn Trent Plc	900	25,964
SJW Corp.	1,000	34,140
The York Water Company	4,500	75,825
		509,666
TOTAL COMMON STOCKS (Cost $1,933,739)		$1,980,462

	Principal
SHORT-TERM INVESTMENTS - 35.33%+	Amount	Value
US Government Agency Issues - 34.26%+
Federal Home Loan Bank Discount Note
3.874%, due 10/01/2007	$1,193,000	1,193,000

	Shares	Value
Money Market Funds - 1.07%+
First American Prime Obligations Fund - Class I
	37,198	37,198

TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,198)		$1,230,198

Total Investments (Cost $3,163,937)(a) - 92.20%+		$3,210,660

Footnotes

Percentages are stated as a percent of net assets.

*	Non-income producing security.
+	Calculated as a percentage of net assets.
ADR	American Depository Receipt

(a)The cost basis of investments for federal tax purposes at 09/30/2007 was as follows@:

Cost of investments	$3,163,937
Gross unrealized appreciation		133,000
Gros unrealized depreciation		(86,277)
Net unrealized appreciation	$46,723

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*        /s/ Peter B. Doyle
          Peter B. Doyle, President

Date   November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Peter B. Doyle
          Peter B. Doyle, President

Date   November 19, 2007

By (Signature and Title)*        /s/ Leonid Polyakov
          Leonid Polyakov, Treasurer

Date   November 19, 2007

* Print the name and title of each signing officer under his or her signature.